Summary of Significant Accounting Policies (Details) - Schedule of other receivables in prepaid expenses and other current assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of other receivables in prepaid expenses and other current assets [Abstract]
Balance as of January 1	$ 13,992	$ 12,871
Provisions for doubtful accounts		3,042
Reversal of provision for doubtful accounts	(1,926)
Write offs	(764)	(2,911)
Changes due to foreign exchange	25	(990)
Balance as of December 31	$ 11,327	$ 13,992